UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Southport Management L.L.C.

Address:  3465 North Pines Way, STE 104 #25009
          Wilson, WY 83014


13F File Number: 028-14966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Dawson
Title:  Managing Member
Phone:  (307) 733-9000


Signature, Place and Date of Signing:


/s/ Jon Dawson                      Wilson, WY                 May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:   $88,083
                                        (thousands)



List of Other Included Managers:


No.       Form 13F File Number      Name

1.        028-13190                 Southport Management Limited Partnership


                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2013

COLUMN 1                         COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
--------------                --------------    ---------  -------- --------------------  ----------  -------- ---------------------
                                                            VALUE    SHS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION    MGRS     SOLE   SHARED  NONE
--------------                --------------    ---------  -------- --------   ---  ----  ----------  -------- -------- ------  ----
ABAXIS INC                    COM               002567105   3,612     76,331   SH            SOLE                76,331
AIR LEASE CORP                CL A              00912X302   1,381     47,100   SH            SOLE                47,100
AMERICAN CAP LTD              COM               02503Y103     438     30,000   SH            SOLE                30,000
AMERICAN EXPRESS CO           COM               025816109   2,698     40,000   SH            SOLE                40,000
AMERICAN INTL GROUP INC       COM NEW           026874784   3,882    100,000   SH            SOLE               100,000
BANK OF AMERICA CORPORATION   COM               060505104     305     25,000   SH            SOLE                25,000
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108   2,967    150,000   SH            SOLE               150,000
CIENA CORP                    COM NEW           171779309     240     15,000   SH            SOLE                15,000
COMMUNITY HEALTH SYS INC NEW  COM               203668108     474     10,000   SH            SOLE                10,000
CONTINENTAL RESOURCES INC     COM               212015101   5,186     59,660   SH            SOLE                59,660
CROWN CASTLE INTL CORP        COM               228227104   2,488     35,730   SH            SOLE                35,730
EBAY INC                      COM               278642103   4,283     79,000   SH            SOLE                79,000
EVEREST RE GROUP LTD          COM               G3223R108   6,346     48,870   SH            SOLE                48,870
HEALTHCARE SVCS GRP INC       COM               421906108     256     10,000   SH            SOLE                10,000
ISHARES SILVER TRUST          ISHARES           46428Q109   2,194     80,000   SH            SOLE                80,000
LAS VEGAS SANDS CORP          COM               517834107   2,818     50,000   SH            SOLE                50,000
LINEAR TECHNOLOGY CORP        COM               535678106     384     10,000   SH            SOLE                10,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   2,373     37,500   SH            SOLE                37,500
MASCO CORP                    COM               574599106     608     30,000   SH            SOLE                30,000
METLIFE INC                   COM               59156R108   3,111     81,830   SH            SOLE                81,830
MONSANTO CO NEW               COM               61166W101   1,320     12,500   SH            SOLE                12,500
MYLAN INC                     COM               628530107   4,620    159,570   SH            SOLE               159,570
OLD DOMINION FGHT LINES INC   COM               679580100     382     10,000   SH            SOLE                10,000
PFIZER INC                    COM               717081103   3,968    137,500   SH            SOLE               137,500
PHILLIPS 66                   COM               718546104     334      4,777   SH            SOLE                 4,777
PROSHARES TR                  PSHS ULSHT SP500  74347B300  21,970    500,000   SH            SOLE               500,000
ROBERT HALF INTL INC          COM               770323103     375     10,000   SH            SOLE                10,000
RTI INTL METALS INC           COM               74973W107     475     15,000   SH            SOLE                15,000
SIRIUS XM RADIO INC           COM               82967N108     693    225,000   SH            SOLE               225,000
SOUTHWEST AIRLS CO            COM               844741108   1,011     75,000   SH            SOLE                75,000
SPDR GOLD TRUST               GOLD SHS          78463V107   2,317     15,000   SH            SOLE                15,000
TEXAS INDS INC                COM               882491103     631     10,000   SH            SOLE                10,000
TJX COS INC NEW               COM               872540109   1,286     27,500   SH            SOLE                27,500
TRAVELERS COMPANIES INC       COM               89417E109     631      7,500   SH            SOLE                 7,500
WALTER ENERGY INC             COM               93317Q105   1,069     37,500   SH            SOLE                37,500
XILINX INC                    COM               983919101     954     25,000   SH            SOLE                25,000







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